Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net	$ 26,131,135		$ 30,024,934
Expenses related to unsuccessful wells	$ 28,509,875	$ 12,929,890